Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

3. Fair Value of Financial Instruments

The following tables show assets measured at fair value on a recurring basis as of June 30, 2024 and December 31, 2023 (in thousands):

	June 30, 2024
	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$49,428	$—	$—
Total	$49,428	$—	$—

	December 31, 2023
	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$76,257	$—	$—
Total	$76,257	$—	$—

There were no liabilities measured at fair value on a recurring basis as of June 30, 2024 and December 31, 2023.